Income and mining taxes (Schedule of temporary differences - deferred mining tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (167,882)	$ (308,577)	$ (277,466)
Mining property plant and equipment tax effect of temporary differences recognized [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	5,095	(5,119)
Mining property plant and equipment tax effect of temporary differences recognized [Member] | Peru [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (9,710)	$ (11,658)